UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 1.0%
Dana Holding Corp. (a)		72,840	$1,319,861
Lear Corp.		27,700	1,407,714

			2,727,575
Capital Markets — 0.2%
E*Trade Financial Corp. (a)		26,900	425,289
Chemicals — 0.2%
CF Industries Holdings, Inc.		3,300	507,474
Wellman Holdings, Inc.		240	780
Wellman, Inc. (acquired 1/30/09, cost $277) (b)		1,185	3,851

			512,105
Commercial Banks — 0.2%
CIT Group, Inc. (a)		12,692	562,636
Communications Equipment — 0.5%
Loral Space & Communications Ltd. (a)		18,513	1,231,485
Containers & Packaging — 0.0%
Smurfit Kappa Plc		3,634	45,080
Diversified Financial Services — 1.2%
Bank of America Corp.		53,000	622,750
Kcad Holdings I Ltd.		175,652,403	2,418,733
			3,041,483
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		67,974	1,155
Machinery — 0.1%
Navistar International Corp. (a)		2,964	195,239
Media — 1.5%
Belo Corp., Class A		61,057	484,793
Charter Communications, Inc. (a)		59,916	3,384,655
Clear Channel Outdoor Holdings, Inc., Class A (a)		10,254	151,759
			4,021,207
Metals & Mining — 0.1%
African Minerals Ltd. (a)		40,400	364,854
Oil, Gas & Consumable Fuels — 0.7%
Alpha Natural Resources, Inc. (a)		11,200	613,648
Marathon Oil Corp.		21,100	1,142,987
			1,756,635
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		36,744	113,776
Ainsworth Lumber Co. Ltd. (a)(c)		41,686	129,079
Western Forest Products, Inc. (c)		41,528	38,148
Western Forest Products, Inc. (a)		147,968	135,926
			416,929

Common Stocks	Shares		Value
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd.		4,000	$203,600
Road & Rail — 0.4%
Dollar Thrifty Automotive Group, Inc. (a)		12,300	1,020,285
Semiconductors & Semiconductor Equipment — 0.4%
Spansion, Inc., Class A (a)		49,053	982,532
SunPower Corp., Class B (a)		352	7,318
			989,850
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		468	5
HMH Holdings/EduMedia		82,415	412,075
			412,080
Total Common Stocks – 6.9%			17,927,487

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc. (c):
6.88%, 3/15/18	USD	180	187,650
7.13%, 3/15/21		355	370,531
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		430	473,000
10.00%, 6/01/17 (c)		456	501,600
			1,532,781
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		657	689,483
Series 2, 12.38%, 10/08/15		657	689,482

			1,378,965
Airlines — 2.8%
Air Canada, 9.25%, 8/01/15 (c)		820	851,775
American Airlines, Inc.:
10.50%, 10/15/12		870	926,550
7.50%, 3/15/16 (c)		140	138,250
Series 2001-2, 7.86%, 4/01/13		390	397,800
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		540	548,100
Series 1997-4-B, 6.90%, 7/02/18		382	382,420
Series 2001-1-C, 7.03%, 12/15/12		177	171,981

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETF	Exchange Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard & Poor’s Depositary Receipt
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1-B, 6.00%, 7/12/20	USD	400	$388,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		447	426,885
Series B, 9.75%, 12/17/16		879	932,004
United Air Lines, Inc., 12.75%, 7/15/12		1,964	2,148,300
			7,312,065
Auto Components — 1.6%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		220	236,500
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)(d)		190	192,137
Delphi Corp., 6.13%, 5/15/21 (c)		150	150,000
Exide Technologies, 8.63%, 2/01/18 (c)		170	180,625
Icahn Enterprises LP, 8.00%, 1/15/18		2,995	3,084,850
International Automotive Components Group, 9.13%, 6/01/18 (c)(d)		380	387,708
			4,231,820
Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		245	262,763
Crown European Holdings SA, 7.13%, 8/15/18 (c)	EUR	225	338,368
			601,131
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	429	437,926
Building Products — 1.3%
Associated Materials LLC, 9.13%, 11/01/17 (c)		210	217,088
Building Materials Corp. of America (c):
7.00%, 2/15/20		410	428,450
6.75%, 5/01/21		960	967,200
Griffon Corp., 7.13%, 4/01/18 (c)		390	397,800
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		245	263,987
9.00%, 1/15/21 (c)		995	1,064,650

			3,339,175
Capital Markets — 0.6%
American Capital Ltd., 7.96%, 12/31/13 (e)		470	483,310
E*Trade Financial Corp.:
12.50%, 11/30/17 (f)		130	156,325
3.39%, 8/31/19 (c)(g)(h)		226	345,498

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
KKR Group Finance Co., 6.38%, 9/29/20 (c)	USD	600	$640,088
			1,625,221
Chemicals — 3.4%
American Pacific Corp., 9.00%, 2/01/15		800	784,000
American Rock Salt Co. LLC, 8.25%, 5/01/18 (c)		126	127,575
Chemtura Corp., 7.88%, 9/01/18 (c)		490	531,650
Georgia Gulf Corp., 9.00%, 1/15/17 (c)		155	170,500
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		605	649,619
9.00%, 11/15/20 (c)		285	306,375
Huntsman International LLC (c):
6.88%, 11/15/13	EUR	260	383,520
8.63%, 3/15/21	USD	335	374,781
Ineos Finance Plc, 9.00%, 5/15/15 (c)		385	417,244
KRATON Polymers LLC, 6.75%, 3/01/19 (c)		115	116,150
MacDermid, Inc., 9.50%, 4/15/17 (c)		1,180	1,259,650
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		170	176,800
OXEA Finance/Cy SCA (c):
9.50%, 7/15/17		108	119,475
9.63%, 7/15/17	EUR	385	607,381
Omnova Solutions, Inc., 7.88%, 11/01/18 (c)	USD	540	546,075
Polymer Group, Inc., 7.75%, 2/01/19 (c)		134	138,020
PolyOne Corp., 7.38%, 9/15/20		200	214,250
Rhodia SA, 6.88%, 9/15/20 (c)		305	355,706
TPC Group LLC, 8.25%, 10/01/17 (c)		310	331,700
Wellman Holdings, Inc., Subordinate Note (g):
(Second Lien), 10.00%, 1/29/19 (c)		790	1,098,100
(Third Lien), 5.00%, 1/29/19		265	188,470
			8,897,041
Commercial Banks — 3.1%
CIT Group, Inc.:
7.00%, 5/01/16		2,125	2,132,969
7.00%, 5/01/17		4,840	4,858,150
6.63%, 4/01/18 (c)		964	1,013,669
			8,004,788
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15		695	780,137

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(f)	USD	45	$46,013
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		500	505,670
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		480	498,000
Casella Waste Systems, Inc., 7.75%, 2/15/19 (c)		610	617,625
Clean Harbors, Inc., 7.63%, 8/15/16 (c)		320	341,600
Mobile Mini, Inc., 7.88%, 12/01/20 (c)		210	222,075
RSC Equipment Rental, Inc. (c):
10.00%, 7/15/17		555	629,231
8.25%, 2/01/21		540	557,550
West Corp., 8.63%, 10/01/18 (c)		125	131,719
			4,329,620
Communications Equipment — 0.7%
Avaya, Inc.:
9.75%, 11/01/15		410	425,888
10.13%, 11/01/15 (f)		600	624,000
7.00%, 4/01/19 (c)		390	381,225
EH Holding Corp., 6.50%, 6/15/19 (c)(d)		340	343,825
			1,774,938
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (c)		175	182,219
Construction Materials — 0.3%
Calcipar SA, 6.88%, 5/01/18 (c)		315	326,025
Nortek, Inc., 10.00%, 12/01/18 (c)		560	582,400
			908,425
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17		640	694,400
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (i)		195	196,236
7.80%, 6/01/12		200	210,386
7.00%, 4/15/15		1,710	1,868,006
6.63%, 8/15/17		131	142,775
			3,111,803
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	435	643,223
Ball Corp., 6.75%, 9/15/20	USD	475	505,281
Berry Plastics Corp.:
8.25%, 11/15/15		125	134,063
9.75%, 1/15/21		850	851,062
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	244	362,166
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	365	397,850

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
OI European Group BV, 6.88%, 3/31/17	EUR	152	$223,938
Pregis Corp., 12.38%, 10/15/13	USD	535	530,988
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	465	690,930
7.75%, 11/15/19		440	660,115
			4,999,616
Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	2,800	3,048,500
Diversified Financial Services — 5.2%
Ally Financial, Inc.:
7.50%, 12/31/13		350	378,000
8.30%, 2/12/15		530	590,950
6.25%, 12/01/17 (c)		480	494,476
8.00%, 3/15/20		320	353,200
7.50%, 9/15/20		620	667,275
8.00%, 11/01/31		810	888,804
8.00%, 11/01/31		1,580	1,749,850
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		410	452,025
FCE Bank Plc, 7.13%, 1/15/13	EUR	550	832,267
General Motors Financial Co., Inc., 6.75%, 6/01/18 (c)(d)	USD	720	725,474
KION Finance SA, 7.88%, 4/15/18 (c)	EUR	146	204,856
Leucadia National Corp., 8.13%, 9/15/15	USD	1,120	1,243,200
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (c)		907	970,490
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16 (c)	EUR	350	528,239
8.50%, 10/15/16		202	304,870
7.13%, 4/15/19 (c)	USD	230	239,200
9.00%, 4/15/19 (c)		1,145	1,215,131
6.88%, 2/15/21 (c)		670	690,938
8.25%, 2/15/21 (c)		885	900,488
			13,429,733
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	980,000
GCI, Inc., 6.75%, 6/01/21 (c)		264	266,640
ITC Deltacom, Inc., 10.50%, 4/01/16		260	280,800
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)(d)		1,280	1,292,800
Level 3 Financing, Inc.:
9.25%, 11/01/14		77	79,310
8.75%, 2/15/17		940	968,200
10.00%, 2/01/18		90	97,425

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc.:
7.50%, 2/15/14	USD	1,890	$1,915,987
8.00%, 10/01/15		500	547,500
Series B, 7.50%, 2/15/14		1,385	1,404,044
Qwest Corp., 7.63%, 6/15/15		500	574,063
Windstream Corp.:
8.13%, 8/01/13		400	439,000
7.88%, 11/01/17		850	929,687
			9,775,456
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.00%, 10/12/15		10	10,750
11.50%, 10/12/15 (f)		610	658,038
8.00%, 12/15/18 (c)		520	557,700
Elster Finance BV, 6.25%, 4/15/18 (c)	EUR	105	151,119
			1,377,607
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	225	232,875
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		112	114,800
7.75%, 5/15/17		235	246,750
Exterran Holdings, Inc., 7.25%, 12/01/18 (c)		405	417,150
Frac Tech Services LLC, 7.13%, 11/15/18 (c)		740	784,400
Key Energy Services, Inc., 6.75%, 3/01/21		415	420,187
MEG Energy Corp., 6.50%, 3/15/21 (c)		530	533,975
Oil States International, Inc., 6.50%, 6/01/19 (c)(d)		640	644,000
Thermon Industries, Inc., 9.50%, 5/01/17		400	427,000
			3,821,137
Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (c)		225	232,875
Rite Aid Corp.:
9.75%, 6/12/16		380	424,650
7.50%, 3/01/17		580	582,900
			1,240,425
Food Products — 0.6%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (c)		390	398,044
Boparan Holdings, Ltd. (c):
9.75%, 4/30/18	EUR	100	144,630
9.88%, 4/30/18	GBP	130	212,796
Darling International, Inc., 8.50%, 12/15/18 (c)	USD	220	239,800

Corporate Bonds		Par (000)	Value
Food Products (concluded)
JBS USA LLC, 7.25%, 6/01/21 (c)	USD	120	$117,600
Reddy Ice Corp., 11.25%, 3/15/15		410	423,325
Smithfield Foods, Inc., 10.00%, 7/15/14		59	69,030
			1,605,225
Health Care Equipment & Supplies — 1.0%
DJO Finance LLC:
10.88%, 11/15/14		2,130	2,300,400
7.75%, 4/15/18 (c)		125	128,438
Hologic, Inc., 2.00%, 12/15/37 (e)(g)		240	234,300
			2,663,138
Health Care Providers & Services — 6.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (c)		380	388,550
ConvaTec Healthcare E SA (c):
7.38%, 12/15/17	EUR	400	592,909
10.50%, 12/15/18	USD	440	475,200
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	331	544,495
DaVita, Inc., 6.38%, 11/01/18	USD	360	368,550
Gentiva Health Services, Inc., 11.50%, 9/01/18		655	737,694
HCA, Inc.:
9.13%, 11/15/14		1,645	1,720,053
8.50%, 4/15/19		280	313,250
7.25%, 9/15/20		2,695	2,937,550
HealthSouth Corp., 8.13%, 2/15/20		200	220,000
IASIS Healthcare LLC, 8.38%, 5/15/19 (c)		855	860,344
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		600	624,750
Omnicare, Inc.:
6.13%, 6/01/13		20	20,000
6.88%, 12/15/15		400	411,000
7.75%, 6/01/20		580	622,775
STHI Holding Corp., 8.00%, 3/15/18 (c)		295	303,850
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,717	1,869,383
10.00%, 5/01/18		622	712,190
8.88%, 7/01/19		2,010	2,236,125
			15,958,668
Health Care Technology — 1.2%
IMS Health, Inc., 12.50%, 3/01/18 (c)		2,235	2,659,650
MedAssets, Inc., 8.00%, 11/15/18 (c)		350	360,938
			3,020,588

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp., 9.13%, 12/01/18 (c)	USD	115	$119,169
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		1,945	1,799,125
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	50	74,833
Diamond Resorts Corp., 12.00%, 8/15/18 (c)	USD	1,100	1,185,250
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)(d)		275	273,625
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	296	434,576
Harrah’s Operating Co., Inc., 11.25%, 6/01/17	USD	150	168,750
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)		270	243,000
MGM Mirage, 13.00%, 11/15/13		90	108,563
MGM Resorts International:
10.38%, 5/15/14		235	271,425
11.13%, 11/15/17		780	904,800
Sugarhouse HSP Gaming Prop. Mezz LP, 8.63%, 4/15/16 (c)		135	139,387
Travelport LLC:
4.94%, 9/01/14 (i)		145	126,150
9.88%, 9/01/14		70	64,925
9.00%, 3/01/16		110	96,525
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(j)		315	32
Vail Resorts, Inc., 6.50%, 5/01/19 (c)		170	173,612
			6,183,747
Household Durables — 3.0%
American Standard Americas, 10.75%, 1/15/16 (c)		380	398,050
Ashton Woods USA LLC, 21.48%, 6/30/15 (c)(k)		805	485,013
Beazer Homes USA, Inc.:
8.13%, 6/15/16		295	281,725
12.00%, 10/15/17		1,425	1,610,250
9.13%, 6/15/18		1,115	1,059,250
Ideal Standard International, 11.75%, 5/01/18 (c)	EUR	139	206,536
Jarden Corp., 7.50%, 1/15/20		285	423,473
Ryland Group, Inc., 6.63%, 5/01/20	USD	625	607,031
Standard Pacific Corp.:
10.75%, 9/15/16		1,285	1,484,175
8.38%, 5/15/18		585	595,238
8.38%, 1/15/21		715	716,787
			7,867,528
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	130	190,825

Corporate Bonds	Par (000)		Value
IT Services — 2.3%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)	USD	950	$960,687
First Data Corp.:
9.88%, 9/24/15		495	510,288
7.38%, 6/15/19 (c)		800	814,000
8.88%, 8/15/20 (c)		495	537,075
12.63%, 1/15/21 (c)		1,938	2,107,575
SunGard Data Systems, Inc.:
7.38%, 11/15/18		440	448,800
7.63%, 11/15/20		550	570,625
			5,949,050
Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (c):
7.50%, 2/15/21		435	452,400
7.88%, 1/15/23		585	612,787
Energy Future Holdings Corp.:
10.00%, 1/15/20		3,115	3,372,480
Series R, 6.55%, 11/15/34		360	187,200
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		161	175,113
NRG Energy, Inc., 7.63%, 1/15/18 (c)		1,995	2,014,950
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		765	487,688
11.50%, 10/01/20 (c)		759	768,487
			8,071,105
Industrial Conglomerates — 2.5%
Alba Group Plc & Co., KG, 8.00%, 5/15/18 (c)	EUR	107	158,900
Sequa Corp. (c):
11.75%, 12/01/15	USD	2,190	2,343,300
13.50%, 12/01/15		3,759	4,021,864
			6,524,064
Insurance — 1.4%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)		1,600	1,700,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		429	463,320
Genworth Financial, Inc.:
7.63%, 9/24/21		390	406,862
6.15%, 11/15/66 (i)		790	610,275
USI Holdings Corp., 4.14%, 11/15/14 (c)(i)		630	603,225
			3,783,682
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (c)		90	90,000
Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14		900	876,375
Navistar International Corp.:
3.00%, 10/15/14 (g)		1,810	2,633,550

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery (concluded)
Navistar International Corp. (concluded):
8.25%, 11/01/21	USD	140	$153,825
Oshkosh Corp., 8.25%, 3/01/17		70	76,300
Titan International, Inc. (c):
5.63%, 1/15/17 (g)		220	631,950
7.88%, 10/01/17		430	462,250
			4,834,250
Media — 14.6%
AMC Entertainment, Inc., 8.75%, 6/01/19		370	397,288
Affinion Group, Inc., 7.88%, 12/15/18 (c)		745	707,750
CCH II LLC, 13.50%, 11/30/16		2,762	3,287,213
CCO Holdings LLC:
7.25%, 10/30/17		40	41,600
7.88%, 4/30/18		100	106,000
6.50%, 4/30/21		801	788,985
CMP Susquehanna Corp., 3.42%, 5/15/14 (c)(i)		150	142,500
CSC Holdings, Inc., 8.50%, 4/15/14		370	414,400
Catalina Marketing Corp., 10.50%, 10/01/15 (c)(f)		555	591,075
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (c)		790	750,500
Checkout Holding Corp., 10.98%, 11/15/15 (c)(h)		805	529,287
Citadel Broadcasting Corp., 7.75%, 12/15/18 (c)		355	383,844
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,404	1,530,360
Series B, 9.25%, 12/15/17		5,160	5,637,300
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		617	617,372
Loan Close 3, 12.00%, 8/15/18		706	705,833
Shares Loan, 4.00%, 8/15/18		728	727,963
Cumulus Media, Inc., 7.75%, 5/01/19 (c)		325	325,000
DISH DBS Corp., 7.00%, 10/01/13		90	96,975
Gray Television, Inc., 10.50%, 6/29/15		900	956,250
Harland Clarke Holdings Corp.:
5.01%, 5/15/15 (i)		330	285,450
9.50%, 5/15/15		325	308,750
Intelsat Luxembourg SA:
11.25%, 6/15/16		510	540,600
11.50%, 2/04/17 (f)		230	249,263
11.50%, 2/04/17 (c)(f)		1,050	1,137,937
Interactive Data Corp., 10.25%, 8/01/18 (c)		945	1,051,312
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	613	919,660
Liberty Media Corp., 3.13%, 3/30/23 (g)	USD	1,023	1,233,994

Corporate Bonds	Par (000)		Value
Media (concluded)
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)	USD	675	$683,437
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)		570	615,600
Nielsen Finance LLC:
11.63%, 2/01/14		45	52,988
7.75%, 10/15/18 (c)		2,085	2,236,162
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	189	306,277
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	460	476,675
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(j)		812	406
Rainbow National Services LLC, 10.38%, 9/01/14 (c)		1,496	1,552,100
Regal Entertainment Group, 9.13%, 8/15/18		305	324,063
UPC Germany GmbH (c):
8.13%, 12/01/17		640	680,000
8.13%, 12/01/17	EUR	407	620,124
9.63%, 12/01/19		530	842,809
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	500	560,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	753	1,045,655
Unitymedia GmbH, 9.63%, 12/01/19		158	251,252
Univision Communications, Inc., 6.88%, 5/15/19 (c)	USD	295	295,000
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	537	958,451
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	233	335,310
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)		343	515,207
Ziggo Finance BV, 6.13%, 11/15/17 (c)		735	1,063,027
			37,879,004
Metals & Mining — 4.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (c)	USD	580	609,000
7.38%, 2/15/16		215	219,838
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (c)		1,460	1,518,400
Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,889,312
Goldcorp, Inc., 2.00%, 8/01/14 (g)		550	707,437
JMC Steel Group, 8.25%, 3/15/18 (c)		350	361,375
James River Escrow, Inc., 7.88%, 4/01/19 (c)		200	204,000
New World Resources NV, 7.88%, 5/01/18	EUR	627	942,920
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)	USD	395	530,287
Novelis, Inc., 8.75%, 12/15/20 (c)		3,235	3,574,675

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Ryerson, Inc.:
7.65%, 11/01/14 (i)	USD	310	$314,263
12.00%, 11/01/15		245	263,988
Steel Dynamics, Inc., 7.38%, 11/01/12		200	212,500
Taseko Mines Ltd., 7.75%, 4/15/19		300	304,500
			11,652,495
Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (f)		4,007	4,577,997
Oil, Gas & Consumable Fuels — 9.9%
Alpha Natural Resources, Inc. (d):
6.00%, 6/01/19		655	659,094
6.25%, 6/01/21		825	839,437
Arch Coal, Inc., 7.25%, 10/01/20		725	764,875
Berry Petroleum Co., 8.25%, 11/01/16		470	492,325
Bill Barrett Corp., 9.88%, 7/15/16		40	45,400
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (c)		210	223,125
Chaparral Energy, Inc., 8.25%, 9/01/21 (c)		230	238,050
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,186	1,246,782
6.13%, 2/15/21		775	788,562
2.25%, 12/15/38 (g)		775	720,750
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (c)		295	294,263
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		243	263,655
Concho Resources, Inc., 7.00%, 1/15/21		375	392,813
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (c)		435	429,562
Consol Energy, Inc., 8.25%, 4/01/20		1,825	2,025,750
Continental Resources, Inc., 7.13%, 4/01/21		340	362,100
Copano Energy LLC, 7.13%, 4/01/21		305	308,050
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (c)		195	195,488
Crosstex Energy LP, 8.88%, 2/15/18		165	179,025
Denbury Resources, Inc.:
8.25%, 2/15/20		652	720,460
6.38%, 8/15/21		320	324,000
EV Energy Partners LP, 8.00%, 4/15/19 (c)		295	306,800
Energy Transfer Equity LP, 7.50%, 10/15/20		125	136,250
Energy XXI Gulf Coast, Inc. (c):
9.25%, 12/15/17		390	420,225
7.75%, 6/15/19		815	819,075

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (c)(d)	USD	335	$336,675
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)(d)		710	749,050
Linn Energy LLC: (c)
6.50%, 5/15/19		230	230,000
8.63%, 4/15/20		1,005	1,100,475
7.75%, 2/01/21		545	574,975
MarkWest Energy Partners LP, 6.75%, 11/01/20		120	123,600
Niska Gas Storage US LLC, 8.88%, 3/15/18 (c)		1,730	1,859,750
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (c)(d)		3,625	3,710,187
Oasis Petroleum, Inc., 7.25%, 2/01/19 (c)		335	337,513
Peabody Energy Corp., 6.50%, 9/15/20		415	446,644
Petrohawk Energy Corp.:
10.50%, 8/01/14		350	397,250
7.88%, 6/01/15		450	474,750
Range Resources Corp., 8.00%, 5/15/19		400	437,000
SM Energy Co., 6.63%, 2/15/19 (c)		260	266,175
SandRidge Energy, Inc., 7.50%, 3/15/21 (c)		835	864,225
Teekay Corp., 8.50%, 1/15/20		610	666,425
			25,770,610
Paper & Forest Products — 2.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(f)		345	341,652
Boise Paper Holdings LLC:
9.00%, 11/01/17		115	128,081
8.00%, 4/01/20		140	151,200
Clearwater Paper Corp.:
10.63%, 6/15/16		370	419,025
7.13%, 11/01/18 (c)		535	556,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		1,525	1,730,875
NewPage Corp., 11.38%, 12/31/14		2,510	2,422,150
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		120	121,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		707	767,095
			6,637,978
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16		255	253,725
6.75%, 10/01/17		190	188,100
7.00%, 10/01/20		185	181,300
			623,125

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (c)	USD	850	$867,000
Real Estate Investment Trusts (REITs) — 1.6%
FelCor Lodging LP, 6.75%, 6/01/19 (c)		1,285	1,278,575
iStar Financial, Inc., 5.65%, 9/15/11		1,500	1,503,750
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		315	319,725
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (c)		495	493,762
The Rouse Co. LP, 6.75%, 11/09/15		480	495,600
			4,091,412

Real Estate Management & Development — 2.4%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		310	326,275
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,325	1,288,562
Realogy Corp. (c):
11.50%, 4/15/17		725	764,875
12.00%, 4/15/17		275	288,063
7.88%, 2/15/19		2,440	2,452,200
Shea Homes LP, 8.63%, 5/15/19 (c)		1,025	1,036,531
			6,156,506
Road & Rail — 2.0%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		475	521,312
8.25%, 1/15/19		710	735,737
Florida East Coast Railway Corp., 8.13%, 2/01/17 (c)		410	427,425
The Hertz Corp. (c):
7.50%, 10/15/18		595	624,750
6.75%, 4/15/19		410	414,100
7.38%, 1/15/21		455	470,925
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	100	153,984
8.50%, 7/31/15 (c)		1,225	1,886,300

			5,234,533
Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp., 1.25%, 5/15/18 (c)(g)	USD	93	95,557
Linear Technology Corp., Series A, 3.00%, 5/01/27 (g)		405	436,894
Spansion LLC, 7.88%, 11/15/17 (c)		260	265,850
			798,301

Corporate Bonds	Par (000)		Value
Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (c)	USD	335	$349,238
Claire’s Escrow Corp., 8.88%, 3/15/19 (c)		260	249,600
Hillman Group, Inc., 10.88%, 6/01/18		490	539,000
House of Fraser, Ltd., 8.88%, 8/15/18 (c)	GBP	259	423,925
Ltd. Brands, Inc., 8.50%, 6/15/19	USD	745	872,581
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (c)		415	445,087
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	370	602,614
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	345	368,288
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		390	405,600
United Auto Group, Inc., 7.75%, 12/15/16		950	978,500
			5,234,433
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (c)		398	406,955
Wireless Telecommunication Services — 4.0%
Clearwire Communications LLC, 12.00%, 12/01/15 (c)		280	306,250
Cricket Communications, Inc.:
10.00%, 7/15/15		715	778,456
7.75%, 5/15/16		336	357,000
Digicel Group Ltd. (c):
8.88%, 1/15/15		635	654,050
9.13%, 1/15/15		1,711	1,766,228
8.25%, 9/01/17		1,135	1,191,750
10.50%, 4/15/18		500	565,000
FiberTower Corp., 9.00%, 1/01/16 (f)		302	182,631
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		320	320,800
7.50%, 4/01/21		340	344,250
iPCS, Inc., 2.40%, 5/01/13 (i)		760	736,250
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		340	365,925
6.63%, 11/15/20		760	758,100
NII Capital Corp., 7.63%, 4/01/21		344	365,070
NII Holdings, Inc., 3.13%, 6/15/12 (g)		340	340,000
Sprint Capital Corp., 6.88%, 11/15/28		1,380	1,338,600
			10,370,360
Total Corporate Bonds – 104.7%			272,402,971

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Airlines — 0.4%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	USD	1,000	$989,375
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		500	514,875
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/14/14		371	283,606
Chemicals — 0.1%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Facility (First Lien), 3.45% - 3.53%, 7/30/14		313	305,119
Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/18/17		1,750	1,750,000
Consumer Finance — 1.5%
Springleaf Financial Funding Co., (FKA AGFS Funding Co.) Term Loan, 5.50%, 5/05/17		4,000	3,993,752
Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		464	454,671
Tranche A Term Loan, 8.50%, 3/02/15		387	379,148
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		893	894,657
			1,728,476
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15		342	318,460
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12		1,225	973,845
			1,292,305
IT Services — 0.0%
First Data Corp.:
Initial B-1 Term Loan, 2.94%, 9/24/14		4	3,940
Initial B-2 Term Loan, 2.94%, 9/24/14		34	31,943
Initial B-3 Term Loan, 2.94%, 9/24/14		67	62,516
			98,399

Floating Rate Loan Interests (i)	Par (000)		Value
Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.73%, 10/10/14	USD	2,926	$2,491,856
Media — 3.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,459	1,459,358
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14		866	815,448
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		6,000	6,034,164
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,375	1,460,938
			9,769,908
Multiline Retail — 0.6%
Hema Holding BV, Mezzanine, 9.75%, 7/05/17	EUR	1,083	1,531,630
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	1,994	2,023,438
Paper & Forest Products — 0.5%
Verso Paper Finance Holdings LLC, 6.65% - 7.27%, 2/01/13 (f)		1,304	1,173,437
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 1.76%, 6/28/13		1,777	1,768,140
Real Estate Management & Development — 0.3%
Realogy Corp::
Extended Synthetic Letter of Credit Loan C, 4.64%, 10/10/16		124	115,366
Extended Term Loan B, 4.52%, 10/10/16		689	640,195
			755,561

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)			Value
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.02% - 5.00%, 5/29/14	USD	109		$100,216
Total Floating Rate Loan Interests – 11.8%				30,570,093

Foreign Agency Obligations
Republic of Indonesia, 4.88%, 5/05/21 (c)		480		487,200
Total Foreign Agency Obligations – 0.2%				487,200

Other Interests (l)	Beneficial Interest (000)
Auto Components — 3.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(m)	7,829,859
Media — 0.0%
Adelphia Escrow		700		7
Adelphia Recovery Trust		878		88
				95
Total Other Interests – 3.0%				7,829,954

Preferred Stocks	Shares

Auto Components — 0.4%
Dana Holding Corp., 4.00% (c)(g)		6,380		992,090
Diversified Financial Services — 0.8%
Ally Financial, Inc., 7.00% (c)		2,140		2,067,173
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (g)		5,000		116,100
Media — 0.1%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(c)(i)		34,982		297,347
Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(g)		408,400		255,505
Total Preferred Stocks – 1.5%				3,728,215

Trust Preferreds	Shares			Value
Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		112,690		$2,960,366
Total Trust Preferreds – 1.1%				2,960,366
Total Preferred Securities – 2.6%				6,688,581

Warrants (n)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		29,930		1
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (c)		39,975		334,031
New Vision Holdings LLC (Expires 9/30/14)		14,965		150
				334,181
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		312		3
HMH Holdings/EduMedia (Expires 3/09/17)		9,997		—
				3
Total Warrants – 0.1%				334,185
Total Long-Term Investments (Cost – $322,231,781) – 129.3%				336,240,471

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.11% (o)(p)		3,867,497		3,867,497
Total Short-Term Securities (Cost – $3,867,497) – 1.5%				3,867,497

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 134.00, Expires 6/18/11		197		26,595
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		17		—
Total Options Purchased (Cost – $72,179) – 0.0%				26,595

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Total Investments (Cost – $326,171,457*) – 130.8%	340,134,563
Liabilities in Excess of Other Assets – (30.8)%	(80,072,399)
Net Assets – 100.0%	$260,062,164

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$326,171,457
Gross unrealized appreciation	$24,761,492
Gross unrealized depreciation	(10,798,386)
Net unrealized appreciation	$13,963,106

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $4,631 and an original cost of $277, in this security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America	$1,566,425	$17,906
Barclays Capital	$30,300	$452
Citigroup Global Markets	$2,089,300	$65,587
Credit Suisse International	$644,000	$4,000
Deutsche Bank Securities	$1,457,007	$17,007
JPMorgan Securities	$3,710,187	$85,188
Jefferies & Co.	$336,675	$1,675
Morgan Stanley Co.	$1,690,668	$20,670

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Amount is less than $1,000.

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,721,866	2,145,631	3,867,497	$720

(p)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,749	GBP	53,000	UBS AG	4/14/11	—
USD	197,668	CAD	190,000	Citibank NA	7/07/11	$1,731
USD	2,673,225	GBP	1,635,000	Citibank NA	7/07/11	(15,203)
USD	1,052,345	GBP	644,500	UBS AG	7/07/11	(7,406)
USD	202,110	EUR	139,000	Citibank NA	7/27/11	2,343
USD	18,492,262	EUR	12,723,500	UBS AG	7/27/11	206,392
Total						$187,857

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
168	S&P 500 Index Emini	Chicago Mercantile	June 2011	$11,023,594	$(265,166)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	9/20/11	$1,500	$(72,778)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	12/20/13	$925	59,497
Louisiana- Pacific Corp.	5.00%	JPMorgan Chase Bank NA	3/20/14	$500	(97,009)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$280	(10,261)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$625	(10,670)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$250	(48,980)
Total					$(180,201)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
iStar	5.00%	Deutsche	9/20/11	B+	$250	$16,531
Financial, Inc.		Bank AG
Texas	5.00%	Goldman	9/20/12	D	$475	7,878
Competitive		Sachs
Electric		International
Holdings Co.
LLC
Advanced	5.00%	JPMorgan	3/20/15	B+	$550	59,752
Micro		Chase Bank
Devices, Inc.		NA
Chesapeake	5.00%	Credit Suisse	3/20/16	BB	$250	1,851
Energy Corp.		International
ARAMARK	5.00%	Goldman	3/20/16	B	$500	1,910
Corp.		Sachs
		International
Chesapeake	5.00%	Goldman	3/20/16	BB	$250	40
Energy Corp.		Sachs
		International
Chesapeake	5.00%	JPMorgan	3/20/16	BB	$250	1,851
Energy Corp.		Chase Bank
		NA
ARAMARK	5.00%	Goldman	6/20/16	B	$300	—
Corp.		Sachs
		International
Texas	5.00%	Goldman	6/20/16	D	$225	(7,952)
Competitive		Sachs
Electric		International
Holdings Co.
LLC
General	5.00%	Deutsche	3/20/21	B	$400	7,734
Motors Co.		Bank AG
Total						$89,595

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — sold protection outstanding as of May 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones
CDX North
America
High Yield
Index
Series 10,		Deutsche
10 – 15%	0.00%	Bank AG	6/20/11	CCC	$1,293	$(1,005)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$14,962,964	$129,079	$2,835,444	$17,927,487
Corporate Bonds	—	266,938,164	5,464,807	272,402,971
Floating Rate Loan Interests	—	20,836,605	9,733,488	30,570,093
Foreign Agency Obligations	—	487,200	—	487,200
Other Interests	88	7,829,859	7	7,829,954
Warrants	—	—	334,185	334,185
Preferred Securities	3,076,466	3,314,768	297,347	6,688,581
Short-Term Securities	3,867,497	—	—	3,867,497
Total	$21,907,015	$299,535,675	$18,665,278	$340,107,968

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]

Assets:
Credit contracts	$—	$157,044	$—	$157,044
Equity contracts	26,595	—	—	26,595
Foreign currency exchange contracts	—	210,466	—	210,466
Liabilities:
Credit contracts	—	(248,655)	—	(248,655)
Equity contracts	$(265,166)			(265,166)
Foreign currency exchange contracts	—	(22,609)	—	(22,609)
Total	$(238,571)	$96,246	$—	$(142,325)

[1]

Derivative financial instruments are swaps, options, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments (Liabilities)	Total
Assets/Liabilities
Balance, as of February 28, 2011	$412,146	$5,083,048	$6,878,236	$7	—	$154	$(11,592)	$12,361,999
Accrued discounts/ premium	—	6,876	22,332	—	—	—	—	29,208
Realized gain (loss)	—	10,275	7,346	—	—	—	—	17,621
Change in unrealized appreciation/ depreciation[2]	(1,318,582)	609,098	1,266,056	—	$297,347	334,031	11,592	1,199,542
Purchases	3,740,243	388,529	21,623	—	—	—	—	4,150,395
Sales	—	(738,736)	(2,484,111)	—	—	—	—	(3,222,847)
Transfers in3	1,637	105,738	4,022,006	—	—	—	—	4,129,381
Transfers out[3]	—	(21)	—	—	—	—	—	(21)
Balance, as of May 31, 2011	$2,835,444	$5,464,807	$9,733,488	$7	$297,347	$334,185	$—	$18,665,278

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2011 was $656,166.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 26, 2011